Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Equity Abstract
Schedule of changes in the statutory reserves

	R&D reserve	Capital remuneration reserve	Total Statutory reserves
Balance at December 31, 2021	3,084	−	3,084
Transfers to reserves	197	−	197
Balance at December 31, 2022	3,281	−	3,281
Transfers to reserves	116	8,428	8,544
Balance at December 31, 2023	3,397	8,428	11,825

Schedule of proposed remuneration to the shareholders

	2023	2022
Dividends and interest on capital	14,754	43,187
Share repurchase program (1)	735	−
Total capital remuneration reserve	15,489	43,187
(1) It excludes US$ 293 thousand of transaction costs on the repurchase of shares.

Schedule of anticipation of dividends

	Date of approval	Date of record	Amount per common and preferred share	Amount
Interim dividends and interest on capital - 1st quarter 2023	05.11.2023	06.12.2023	0.381	4,970
Interim dividends and interest on capital - 2nd quarter 2023	08.03.2023	08.21.2023	0.2355	3,072
Interim dividends and interest on capital - 3rd quarter 2023 (1)	11.09.2023	11.21.2023	0.2745	3,563
Total anticipated dividends			0.8910	11,605
Indexation to the SELIC interest rate on anticipated dividends paid (2)			0.0166	215
Total of anticipated dividends including indexation to the SELIC interest rate			0.9076	11,820
(1) The amount per share of anticipated dividends for the 3rd quarter of 2023 was updated due to the change in the number of treasury shares resulting from the current Share repurchase program.
(2) The amount per share of the indexation to the SELIC interest rate on anticipated dividends paid was calculated based on the the outstanding shares on December 31, 2023.

Schedule of dividend payable

	2023	2022
Consolidated opening balance of dividends payable	4,171	−
Opening balance of dividends payable to non-controlling shareholders	(2)	−
Opening balance of dividends payable to shareholders of Petrobras	4,169	−
Additions relating to complementary dividends	6,864	6,688
Additions relating to anticipated dividends	11,605	35,030
Payments made	(19,670)	(37,701)
Indexation to the Selic interest rate	(512)	(298)
Transfers to unclaimed dividends	(84)	(165)
Withholding income taxes over interest on capital and over Indexation to the Selic interest rate (1)	(410)	(366)
Translation adjustment	1,539	981
Closing balance of dividends payable to shareholders of Petrobras	3,501	4,169
Closing balance of dividends payable to non-controlling shareholders	−	2
Consolidated closing balance of dividends payable	3,501	4,171
(1) It includes US$ 359 over dividends paid and US$ 51 over dividends payable.

Schedule of unclaimed dividends

	2023	2022
Changes in unclaimed dividends
Opening balance	241	81
Prescription	(7)	(11)
Transfers from dividends payable	84	165
Translation adjustment	19	6
Closing Balance	337	241

Schedule of unclaimed dividends uninformed by shareholders of Petrobras

12.31.2023
Expectation of prescription of unclaimed dividends
2024	67
2025	180
2026	90
337

Schedule of earnings per share

		2023			2022			2021
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	14,221	10,663	24,884	20,895	15,728	36,623	11,339	8,536	19,875
Weighted average number of outstanding shares	7,442,231,382	5,580,057,862	13,022,289,244	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	1.91	1.91	1.91	2.81	2.81	2.81	1.52	1.52	1.52
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (1)	3.82	3.82	3.82	5.62	5.62	5.62	3.04	3.04	3.04
(1) Petrobras' ADSs are equivalent to two shares.